Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–84.67%(b)(c)
Aerospace & Defense–2.51%
ADB Safegate Lux (CEP IV / ADBAS) (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.75%)	8.51%	10/05/2026	EUR	9,952	$10,297,973
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	07/01/2031		$583	586,337
Term Loan (1 mo. Term SOFR + 2.75%)	7.32%	07/01/2031		3,602	3,621,360
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	7.70%	10/22/2027		7,252	7,290,686
Term Loan (3 mo. Term SOFR + 2.50%)	7.45%	10/22/2026		3,227	3,242,269
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(d)	9.51%	08/15/2031		5,295	5,308,278
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.86%)	8.44%	04/30/2028		4,294	4,113,296
Greenrock Finance, Inc., First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	07/06/2029		458	462,092
KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 2.86%)	7.44%	09/22/2028		187	187,493
Ovation Parent, Inc. (Kaman), Term Loan B (3 mo. Term SOFR + 3.50%)	8.10%	04/21/2031		774	781,680
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	02/01/2028		7,213	6,786,274
Propulsion (BC) Newco LLC (Spain), Term Loan B (3 mo. Term SOFR + 3.25%)	7.87%	09/14/2029		5,416	5,471,978
Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	03/17/2030		9,085	9,150,149
TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	7.35%	08/24/2028		13,526	13,561,494
Term Loan J (3 mo. Term SOFR + 2.50%)	7.10%	02/28/2031		2,448	2,450,081
Term Loan K (3 mo. Term SOFR + 2.75%)	7.35%	03/22/2030		488	489,198
					73,800,638
Air Transport–1.74%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	9.63%	04/20/2028		21,533	22,260,241
American Airlines, Inc.
Term Loan(e)	–	02/15/2028		55	54,875
Term Loan (6 mo. Term SOFR + 2.50%)	7.21%	06/04/2029		12,870	12,932,196
eTraveli Group Holding AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.50%)	7.85%	11/02/2028	EUR	1,578	1,675,489
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.06%)	6.63%	02/24/2031		6,438	6,486,475
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.25%)	7.84%	02/14/2031		7,604	7,640,436
					51,049,712
Automotive–3.60%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	04/06/2028		7,483	7,448,379
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.27%	10/16/2031		11,822	11,970,878
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. GBP SONIA + 4.75%)	9.95%	07/28/2028	GBP	1,187	1,433,384
Second Lien Term Loan (6 mo. GBP SONIA + 7.50%)	12.45%	07/27/2029	GBP	5,045	5,284,633
DexKo Global, Inc., Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	8.85%	10/04/2028		4,711	4,520,331
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	7.80%	12/17/2028		5,671	5,691,853
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	10.57%	08/30/2030		5,023	4,884,550
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%)	8.06%	03/30/2027	EUR	2,000	2,098,979
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		15,711	15,205,113
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		9,527	9,226,187
Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	03/30/2028		4,970	4,628,157
Highline Aftermarket Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)(d)	8.57%	11/09/2027		8,689	8,775,637
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	04/23/2031		3,162	3,178,849
Madison Safety & Flow LLC, Term Loan B (1 mo. PRIME + 2.25%)	2.30%	09/19/2031		2,919	2,954,513
Mavis Tire Express Services TopCo Corp., Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	05/04/2028		9,071	9,158,872
Paint Intermediate III LLC (Wesco Group), Term Loan B (1 mo. Term SOFR + 2.89%)(d)	7.52%	09/11/2031		2,073	2,091,162
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.15%	07/16/2031		3,514	3,549,807
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.82%	01/30/2031		$3,632	$3,662,246
					105,763,530
Beverage & Tobacco–0.83%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	07/31/2028		7,980	8,054,119
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%)(d)	10.91%	04/05/2028		4,542	3,678,487
Term Loan (3 mo. Term SOFR + 3.76%)	8.42%	04/05/2028		10,680	8,010,207
Term Loan (3 mo. Term SOFR + 5.26%)(d)	9.92%	04/14/2028		10,761	4,573,412
					24,316,225
Brokers, Dealers & Investment Houses–0.33%
Creative Planning (CPI Holdco B LLC), Incremental Term Loan B (e)	–	05/17/2031		9,656	9,701,057
Building & Development–3.34%
Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.92%	11/03/2028		1,379	1,387,861
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.32%	11/03/2028		5,079	5,106,518
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)(d)	7.17%	10/29/2031		3,498	3,526,056
Empire Today LLC
Term Loan A (3 mo. Term SOFR + 5.76%)	10.25%	08/03/2029		4,653	4,561,748
Term Loan B (3 mo. Term SOFR + 5.26%)	9.85%	04/01/2028		21,087	12,848,167
Flakt Woods (Fusilli Holdco) (France), Term Loan B (6 mo. EURIBOR + 5.00%)	8.85%	04/12/2026	EUR	1,719	1,803,710
Gulfside Supply, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.60%	06/17/2031		3,334	3,361,427
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/22/2028		4,117	4,160,092
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.17%	04/01/2028		11,725	10,352,986
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/02/2028		4,068	4,093,264
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	08/03/2030		1,519	1,524,258
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.42%	02/16/2029		12,617	12,214,816
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	03/28/2031		2,060	2,081,947
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.50%	04/29/2029		10,736	10,647,806
Platea (BC) Bidco AB
Delayed Draw Term Loan B(f)	0.00%	04/02/2031	EUR	159	169,145
Delayed Draw Term Loan B (3 mo. EURIBOR + 4.50%)	7.85%	04/02/2031	EUR	39	41,255
Term Loan B (3 mo. EURIBOR + 4.00%)	7.46%	04/02/2031	EUR	989	1,051,999
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	03/19/2029		5,124	5,126,857
Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	04/14/2031		7,292	7,294,255
Quimper AB (Sweden), Term Loan B(e)	–	03/15/2030	EUR	1,700	1,804,954
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.82%)	7.34%	09/20/2030		4,877	4,913,191
					98,072,312
Business Equipment & Services–8.89%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.42%	05/12/2028		9,460	9,533,666
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/17/2028		1,035	1,044,464
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 2.50%)	7.10%	01/31/2031		12,772	12,911,590
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.11%	05/10/2027		10,545	10,096,579
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	05/17/2028		12,572	12,686,947
Cloud Software Group, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	8.31%	03/21/2031		6,829	6,870,761
Term Loan B (3 mo. Term SOFR + 4.00%)	8.02%	03/30/2029		5,210	5,234,572
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.42%	02/12/2029		3,742	3,399,445
Term Loan (3 mo. Term SOFR + 4.26%)	8.92%	02/10/2028		11,458	11,042,472
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	11/02/2029		2,460	2,476,763
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.35%	04/09/2027		14,542	14,151,139
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.62%	04/07/2028		1,901	1,853,238
DTI HoldCo, Inc., Incremental Term Loan B (1 mo. Term SOFR + 4.75%)	9.32%	04/26/2029		2,449	2,469,802
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.84%	01/18/2029		$15,493	$15,554,959
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.50%)	8.11%	02/01/2029		13,100	13,273,450
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.69%	05/12/2028		13,589	13,706,588
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.42%	02/16/2028		4,144	4,179,155
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	7.60%	04/01/2028	EUR	8,030	8,336,376
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	8.70%	10/25/2029	EUR	7,138	5,756,067
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/11/2028		2,803	2,831,110
Monitronics International, Inc., Term Loan B (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $30,298,766)(g)	12.33%	06/30/2028		30,282	30,434,011
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.90%)(d)	8.50%	03/02/2028		3,615	3,640,204
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%) (Acquired 11/12/2021-01/05/2022; Cost $9,236,136)(g)	9.42%	07/27/2027		9,531	5,861,822
Plano HoldCo, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)(d)	8.09%	10/02/2031		5,408	5,481,975
Prime Security Services Borrower LLC, Term Loan(e)	–	10/13/2030		575	577,323
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	09/30/2031		7,545	7,574,102
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.44%	01/31/2028		6,219	6,291,643
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	11/14/2030		8,555	8,616,111
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.36%)	9.94%	07/14/2028		1,726	1,395,840
Socotec (Holding SAS) (France), Term Loan B(e)	–	06/02/2028		1,387	1,394,937
Solera (Polaris Newco LLC), First Lien Term Loan (1 mo. GBP SONIA + 5.25%)	9.95%	06/02/2028	GBP	1,482	1,801,905
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	9.26%	03/04/2028		29,708	25,241,012
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.40%)(d)	9.00%	08/31/2028		978	983,287
Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	03/24/2028		4,663	4,695,324
					261,398,639
Cable & Satellite Television–2.63%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	9.66%	10/31/2027		8,325	7,261,147
Term Loan B (3 mo. EURIBOR + 5.00%)	8.18%	10/31/2027	EUR	1,076	983,783
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B (1 mo. Term SOFR + 2.61%)	7.19%	09/01/2028		1,098	1,094,238
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.82%	09/18/2030		8,399	8,380,266
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. USD LIBOR + 4.00%)	8.68%	08/14/2026		9,311	7,885,469
Term Loan B-11 (6 mo. USD LIBOR + 2.75%)	7.43%	07/31/2025		4,308	3,982,371
Term Loan B-12 (6 mo. USD LIBOR + 3.69%)	8.37%	01/31/2026		19,308	16,513,274
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	8.68%	08/15/2028	EUR	4,805	4,133,430
UPC - LG (Sunrise), Term Loan AX (1 mo. Term SOFR + 3.04%)	7.65%	01/31/2029		6,847	6,892,400
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.61%)	7.22%	01/31/2028		8,928	8,856,749
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.97%	01/31/2029		3,195	3,178,162
Term Loan Y (6 mo. Term SOFR + 3.35%)	7.72%	03/31/2031		8,195	8,121,444
					77,282,733
Chemicals & Plastics–9.61%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 6.90%)(d)	7.24%	08/03/2026		4,881	4,686,058
Incremental Term Loan (3 mo. Term SOFR + 6.75%)(d)	11.35%	08/06/2026		75	73,303
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.85%	12/14/2029		8,038	7,256,193
AkzoNobel Chemicals
Term Loan B (3 mo. Term SOFR + 3.25%)	7.66%	04/03/2028		9,876	9,997,801
Term Loan B (3 mo. Term SOFR + 3.25%)	7.66%	04/03/2028		6,906	6,990,328
Aruba Investments, Inc.
First Lien Term Loan (1 mo. EURIBOR + 4.00%)	6.98%	11/24/2027	EUR	5,362	5,588,076
Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	12.42%	11/24/2028		4,299	4,144,168
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	9.10%	08/27/2026		15,075	12,964,157
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/09/2031		3,609	3,645,325
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.65%	12/01/2030		7,884	7,956,186
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.50%)	8.07%	08/18/2028		9,628	9,700,276
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	10/15/2028		$4,867	$4,903,039
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	11/01/2030		4,653	4,674,337
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	10/04/2029		11,913	11,992,536
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.59%	10/04/2030		1,420	1,387,998
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.12%	11/01/2028		9,893	7,992,830
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.99% Cash Rate(h)	6.90%	12/31/2027		120	24,239
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.50%)	8.10%	05/29/2029		1,590	1,604,115
Gemini HDPE LLC, Term Loan (3 mo. Term SOFR + 3.26%)	7.85%	12/31/2027		7,446	7,479,505
Hasa Intermediate Holdings LLC
Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029		378	378,457
Incremental Delayed Draw Term Loan(f)	0.00%	01/10/2029		378	376,565
Incremental Term Loan (3 mo. Term SOFR +4.50%)(d)	9.02%	01/10/2029		3,841	3,841,056
Revolver Loan(d)(f)	0.00%	01/10/2029		1,836	1,835,799
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/29/2027		5,464	4,920,300
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.85%)	8.36%	07/08/2030		6,386	6,409,542
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)(d)	8.82%	10/01/2031		9,774	9,835,088
Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	04/02/2029		13,395	13,437,362
Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	03/14/2030		2,585	2,595,065
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 2.60%)	7.17%	11/08/2028		1,042	1,043,309
Term Loan (1 mo. Term SOFR + 3.25%)	7.82%	02/18/2030		18,605	18,719,080
Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	02/07/2031		9,158	9,224,821
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B(e)	–	12/31/2029		4,510	4,546,404
Oxea Corp. (OQ Chemicals)
Term Loan (3 mo. Term SOFR + 8.24%)	12.91%	06/22/2025		3,290	3,406,845
Term Loan B-2 (3 mo. Term SOFR + 3.60%)	8.19%	12/31/2026		16,394	14,327,212
Potters Industries, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	12/14/2027		2,196	2,216,356
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.66%	09/15/2028		6,891	6,923,825
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	7.28%	05/03/2028		7,017	4,357,545
Term Loan A (3 mo. Term SOFR + 8.50%)	14.16%	05/03/2028		1,655	1,737,851
Term Loan B (3 mo. Term SOFR + 8.50%)	13.16%	05/03/2028		12,181	12,777,481
Tronox Finance LLC, Term Loan B(e)	–	04/04/2029		9,816	9,874,438
Univar, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.10%	08/01/2030		13,312	13,500,041
USALCO LLC
Delayed Draw Term Loan(f)	0.00%	09/17/2031		431	436,246
Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	09/17/2031		4,185	4,234,155
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.85%)(d)	10.45%	12/22/2025		604	564,234
Revolver Loan(d)(f)	0.00%	12/22/2025		286	266,808
Term Loan (3 mo. Term SOFR + 5.90%)(d)	10.42%	12/22/2027		7,132	6,661,213
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/22/2028		11,080	11,175,007
					282,682,575
Clothing & Textiles–0.60%
ABG Intermediate Holdings 2 LLC, Term Loan (1 mo. Term SOFR + 2.75%)	7.45%	12/21/2028		12,558	12,689,427
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	8.27%	07/25/2031		5,002	5,013,539
					17,702,966
Containers & Glass Products–1.90%
Berlin Packaging LLC, Term Loan B-7 (3 mo. Term SOFR + 3.75%)	8.35%	06/07/2031		11,071	11,145,046
Keter Group B.V. (Netherlands), Term Loan (3 mo. EURIBOR + 4.75%) (Acquired 04/29/2024; Cost $12,927,608)(g)	7.81%	12/28/2029	EUR	12,699	13,084,646
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-11/22/2024; Cost $15,921,206)(g)	11.27%	11/22/2027		$16,553	$16,201,260
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.88%	10/04/2028		5,412	5,500,771
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	6.25%	10/04/2028		6,550	5,803,088
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)(d)	7.77%	07/12/2029		4,084	4,125,114
					55,859,925
Cosmetics & Toiletries–0.99%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	09/29/2028		4,496	4,524,570
Term Loan (1 mo. Term SOFR + 3.35%)	7.94%	05/10/2027		18,556	18,640,640
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.06%	06/29/2028	EUR	5,832	5,889,862
					29,055,072
Drugs–0.58%
Grifols Worldwide Operations USA, Inc.
Term Loan B (3 mo. EURIBOR + 2.25%)	5.31%	11/15/2027	EUR	4,305	4,463,540
Term Loan B (3 mo. Term SOFR + 2.15%)	6.74%	11/15/2027		12,976	12,739,966
					17,203,506
Ecological Services & Equipment–0.56%
Anticimex Global AB (Sweden), Term Loan B-6 (3 mo. Term SOFR + 3.46%)	7.97%	11/16/2028		938	945,453
EnergySolutions LLC, Term Loan (3 mo. Term SOFR + 3.32%)(d)	7.84%	09/20/2030		7,374	7,447,622
Groundworks LLC
Delayed Draw Term Loan(f)	0.00%	03/14/2031		366	368,600
Delayed Draw Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		70	70,034
Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		2,362	2,378,238
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/03/2031		4,029	4,044,451
TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	11/02/2028		1,488	1,338,982
					16,593,380
Electronics & Electrical–7.40%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (1 yr. Term SOFR + 5.60%)	9.75%	02/01/2030		1,427	1,389,583
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.01%)	7.60%	02/24/2031		425	428,767
AppLovin Corp., Term Loan (3 mo. PRIME + 1.50%)	9.25%	10/25/2028		1,349	1,350,705
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B(e)	–	03/02/2028		2,950	2,984,484
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.34%	07/30/2031		4,818	4,857,422
Central Parent LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	07/06/2029		702	703,856
CommerceHub, Inc., Term Loan B (3 mo. Term SOFR + 4.15%)	8.80%	01/01/2028		1,486	1,391,580
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.52%)	8.37%	10/01/2028		1,315	1,322,514
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.11%	08/11/2028		5,875	5,999,363
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.19%	02/04/2028		2,722	2,734,917
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.11%)	7.69%	07/06/2028		1,371	1,381,388
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		20,395	18,228,420
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		11,705	4,775,695
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC)
Term Loan B-5 (3 mo. EURIBOR + 4.00%)	7.35%	09/30/2028	EUR	1,124	1,195,207
Term Loan B-5 (3 mo. Term SOFR + 4.25%)(d)	8.85%	09/30/2028		7,849	7,967,080
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.46%	10/17/2028	EUR	1,166	1,230,287
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.51%)(d)	10.77%	03/02/2028		1,490	1,493,360
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	03/02/2028		6,835	6,746,869
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.85%	03/02/2029		1,609	1,387,387
Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	10/27/2028		2,393	2,406,795
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Instructure Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.52%	09/11/2031		$1,641	$1,654,521
Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.52%	09/10/2032		2,572	2,626,880
ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	07/18/2030		3,900	3,934,329
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. GBP SONIA + 7.03%)(d)	11.98%	08/17/2028	GBP	2,561	3,125,576
Term Loan (3 mo. Term SOFR + 7.19%)(d)	12.01%	08/17/2028		3,410	3,253,540
Mavenir Systems, Inc.
Delayed Draw Term Loan(d)	10.00%	01/31/2025		286	285,879
Incremental Term Loan (3 mo. Term SOFR + 9.87%)	14.40%	01/31/2025		1,510	1,334,459
Term Loan (3 mo. Term SOFR + 10.00%)(d)	14.59%	01/31/2025		888	762,344
Term Loan B (3 mo. Term SOFR + 5.01%)	9.53%	08/18/2028		12,613	8,934,258
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.84%	07/27/2028		5,145	5,236,741
Mirion Technologies, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	6.85%	10/20/2028		3,932	3,964,352
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.95%	04/30/2026		15,016	14,202,279
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(d)	9.75%	03/03/2028	EUR	5,421	4,943,415
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)(d)	8.57%	03/28/2031		6,558	6,595,033
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	08/31/2028		11,851	11,934,223
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022-04/29/2024; Cost $19,913,158)(g)	8.99%	02/01/2029		21,607	15,125,106
Renaissance Holding Corp., Term Loan B (1 mo. Term SOFR + 4.25%)	8.82%	04/05/2030		6,537	6,558,761
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.60%	05/18/2028		9,490	9,490,026
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.25%	05/18/2026		1,353	1,267,541
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	10/31/2031		7,128	7,206,890
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.62%	02/10/2031		7,876	7,937,729
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.11%)	7.62%	11/20/2028		6,905	6,945,719
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(d)	9.15%	05/31/2029	EUR	13,364	13,274,773
Term Loan B-2 (3 mo. Term SOFR + 6.51%)(d)	11.08%	05/31/2029		7,500	7,117,787
					217,687,840
Farming/Agriculture–0.14%
Rovensa (Root Bidco S.a.r.l.), Term Loan B (6 mo. EURIBOR + 5.25%)	8.84%	09/29/2027	EUR	3,958	4,178,399
Financial Intermediaries–2.05%
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	7.35%	09/05/2031		2,483	2,500,956
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	8.07%	02/14/2031		10,367	10,449,065
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/13/2031		6,379	6,421,289
Edelman Financial Center LLC (The)
Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	10/06/2028		691	695,833
Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	04/07/2028		8,874	8,939,657
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	02/28/2031		6,986	7,049,735
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/02/2031		7,307	7,362,314
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	09/15/2028		7,805	7,829,148
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/18/2027		7,365	7,120,209
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	06/18/2029		1,881	1,894,702
					60,262,908
Food & Drug Retailers–0.25%
Agrokor (Adria Group Holding BV) (Netherlands), Term Loan (1 mo. EURIBOR + 4.25%)	7.33%	12/12/2029	EUR	7,000	7,411,967
Food Products–2.33%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	12/18/2026		987	993,216
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.16%	02/12/2027	EUR	11,269	11,332,296
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	9.57%	10/18/2028		$3,002	$2,586,324
First Lien Term Loan (1 mo. Term SOFR + 5.11%)	9.69%	10/18/2028		19,127	16,535,349
Second Lien Term Loan (1 mo. Term SOFR + 8.11%)(d)	12.69%	10/18/2029		4,194	2,810,065
Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. Term SOFR + 5.00%)	9.57%	10/02/2030		2,421	2,319,520
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (6 mo. Term SOFR + 2.50%)	6.97%	11/12/2029		3,302	3,314,890
Shearer’s Foods LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.57%	02/12/2031		4,530	4,566,710
Sigma Holdco B.V. (Netherlands)
Term Loan B-10 (6 mo. Term SOFR + 4.41%)	9.77%	01/03/2028		7,608	7,646,168
Term Loan B-9 (3 mo. EURIBOR + 4.50%)	8.18%	01/03/2028	EUR	13,000	13,772,157
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)	8.70%	03/07/2029		2,599	2,613,941
					68,490,636
Food Service–0.64%
Areas (Pax Midco Spain)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.66%	12/31/2029	EUR	4,376	4,640,743
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.74%	12/31/2029	EUR	9,335	9,898,837
WW International, Inc., Term Loan (1 mo. Term SOFR + 3.61%)	8.19%	04/13/2028		17,831	4,403,233
					18,942,813
Forest Products–0.17%
NewLife Forest Restoration LLC, Term Loan (d)(e)	–	04/10/2029		4,967	4,966,595
Health Care–3.62%
Acacium (Impala Bidco Ltd.) (United Kingdom), Term Loan B (1 mo. GBP SONIA + 5.00%)(d)	9.70%	06/08/2028	GBP	1,000	1,183,379
Ascend Learning LLC
First Lien Term Loan (1 mo. Term SOFR + 3.60%)	8.17%	12/11/2028		2,458	2,471,545
Second Lien Term Loan(e)	–	12/10/2029		3,511	3,514,655
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (3 mo. Term SOFR + 5.10%)	9.70%	05/08/2028		3,970	4,005,837
Cerba (Chrome Bidco) (France)
Incremental Term Loan D (1 mo. EURIBOR + 5.45%)	8.43%	02/16/2029	EUR	2,500	2,377,686
Term Loan B (1 mo. EURIBOR + 3.70%)	6.68%	06/30/2028	EUR	4,694	4,299,355
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)(d)	7.57%	06/26/2031		506	506,896
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. GBP SONIA + 4.50%)	9.45%	04/17/2028	GBP	1,378	1,606,482
Explorer Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	02/04/2027		7,010	7,066,359
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.10%	10/31/2028		9,286	9,339,109
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(d)	7.35%	09/07/2028		4,728	4,775,475
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 4.75%)	9.39%	12/12/2028		639	645,462
MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%)(d)	10.02%	02/15/2031		681	685,864
Delayed Draw Term Loan (1 mo. Term SOFR + 5.54%)(d)	10.07%	02/15/2031		263	265,070
Delayed Draw Term Loan(d)(f)	0.00%	02/15/2031		306	308,149
Delayed Draw Term Loan(d)(f)	0.00%	02/15/2031		1,382	1,391,618
Revolver Loan(d)(f)	0.00%	02/15/2031		263	263,227
Revolver Loan (1 mo. Term SOFR + 5.54%)(d)	10.07%	02/15/2031		66	65,807
Term Loan (1 mo. Term SOFR + 5.50%)(d)	10.07%	02/13/2031		4,728	4,760,592
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)(d)	12.00%	12/17/2028		1,650	1,666,730
First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.72%	12/18/2028		11,145	6,820,441
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	11.32%	12/17/2029		2,752	1,180,083
Mehilainen Yhtiot Oy (Finland)
Delayed Draw Term Loan B-6(f)	0.00%	02/07/2031	EUR	459	487,764
Term Loan B-5-B (3 mo. EURIBOR + 4.00%)	7.35%	02/07/2031	EUR	2,564	2,725,928
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	6.81%	12/15/2027	EUR	10	10,936
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.81%	12/15/2027	EUR	6	6,317
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Organon & Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.10%	05/19/2031		$5,740	$5,793,854
R1 RCM, Inc.
Delayed Draw Term Loan B(f)	0.00%	10/24/2031		889	895,129
Term Loan B (1 mo. Term SOFR + 3.25%)	7.86%	10/24/2031		12,449	12,531,807
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.88%	12/31/2028		401	402,014
Southern Veterinary Partners LLC, Term Loan B(e)	–	10/31/2031		8,549	8,636,940
Sulo SAS (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.35%	05/21/2031	EUR	1,000	1,062,250
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.76%	11/24/2028		1,619	1,478,266
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.82%	12/20/2027		5,753	5,751,500
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	07/18/2031		7,226	7,305,093
Waystar, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/22/2029		223	224,975
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	09/28/2029		24	24,350
					106,536,944
Home Furnishings–1.80%
Kidde Global Solutions, Term Loan B (d)(e)	–	10/07/2031		6,328	6,351,382
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.15%)	8.92%	09/25/2028		6,383	6,395,802
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)	12.23%	06/29/2028		757	755,408
Term Loan (3 mo. Term SOFR + 7.61%)	12.22%	06/29/2028		10,673	9,067,685
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	10/06/2028		14,623	11,985,604
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	10/03/2031		10,110	10,187,766
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	10/30/2027		1,841	1,758,142
Term Loan B (1 mo. Term SOFR + 3.36%)	7.94%	10/30/2027		6,786	6,471,774
					52,973,563
Industrial Equipment–3.40%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	08/19/2031		13,730	13,871,751
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	7.09%	03/15/2030		2,831	2,847,717
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	10.50%	08/16/2029		1,693	1,711,233
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 7.90%)	12.50%	06/01/2029		9,676	8,832,764
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 4.75%)	9.35%	05/01/2031		6,883	6,959,225
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	10/11/2030		6,161	6,249,444
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	08/04/2031		4,033	4,044,438
Term Loan B (6 mo. Term SOFR + 2.50%)	6.93%	05/31/2030		774	776,387
John Bean Technologies Corp., Term Loan B(e)	–	10/09/2031		1,624	1,634,959
Kantar (Summer BC Bidco/KANGRP)
Revolver Loan(f)	0.00%	06/04/2026		10,250	9,481,250
Term Loan B (3 mo. Term SOFR + 5.26%)	9.86%	02/15/2029		6,941	7,013,689
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		922	894,839
Term Loan (3 mo. Term SOFR + 5.90%)	10.50%	03/31/2028		13,541	13,368,269
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (3 mo. Term SOFR + 3.34%)	8.59%	04/30/2030		8,657	8,733,529
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	8.44%	11/19/2028		12,716	12,425,707
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(d)	11.69%	11/19/2029		1,148	1,027,394
					99,872,595
Insurance–1.77%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.25%)	7.85%	11/06/2030		10,612	10,657,294
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.35%	09/19/2031		17,367	17,492,970
Hub International Ltd., Term Loan (3 mo. Term SOFR + 2.75%)	7.37%	06/20/2030		2,427	2,447,001
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	09/15/2031		1,794	1,806,255
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.59%	07/31/2031		9,492	9,570,042
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	05/06/2031		3,653	3,672,119
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
USI, Inc.
Term Loan (3 mo. Term SOFR + 2.75%)	7.35%	09/27/2030		$1,921	$1,934,275
Term Loan B (3 mo. Term SOFR + 2.75%)	7.35%	11/22/2029		4,311	4,342,974
					51,922,930
Leisure Goods, Activities & Movies–3.56%
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	08/08/2027		20	20,451
Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/18/2028		22,364	22,545,931
Crown Finance US, Inc.
Term Loan (1 mo. Term SOFR + 1.61%)	6.30%	07/31/2028		11,570	11,639,575
Term Loan B(e)	–	12/02/2031		18,861	18,805,579
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	02/05/2029		7,369	7,408,764
GBT Group Servicers B.V. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.00%)	7.63%	07/25/2031		4,892	4,933,961
Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	8.51%	01/31/2028		3,842	3,879,407
Term Loan B-2 (3 mo. Term SOFR + 3.75%)	8.25%	02/26/2031		3,441	3,474,751
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	1,642	1,718,697
Term Loan B-4 (6 mo. EURIBOR + 4.50%)	8.18%	09/16/2029	EUR	1,811	1,910,743
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.10%	03/05/2027	EUR	12,217	12,512,031
UFC Holdings LLC, Term Loan B-4 (3 mo. Term SOFR + 2.25%)	6.77%	11/14/2031		2,165	2,183,305
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (Acquired 02/20/2024-10/08/2024; Cost $2,461,552)(d)(e)(g)	–	12/31/2027	EUR	3,670	2,443,593
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-02/20/2024; Cost $1,885,666)(g)	11.05%	06/30/2027	EUR	1,872	1,974,742
Term Loan (3 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-10/08/2024; Cost $1,104,500)(g)	11.05%	06/30/2027	EUR	1,060	1,176,313
Term Loan (Acquired 02/20/2024-10/08/2024; Cost $2,367,433)(e)(g)	–	12/31/2027	EUR	2,247	2,362,709
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 08/13/2024; Cost $5,465,929)(g)	9.24%	08/13/2031		5,549	5,580,380
					104,570,932
Lodging & Casinos–2.54%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	02/02/2026		5,771	3,616,163
First Lien Term Loan (3 mo. Term SOFR + 5.01%)	9.60%	02/02/2026		6,492	4,122,653
B&B Hotels S.A.S. (Casper BidCo) (France), Term Loan B-5 (3 mo. EURIBOR + 4.25%)	7.17%	03/21/2031	EUR	1,281	1,361,285
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	02/06/2030		8,034	8,093,325
Term Loan (1 mo. Term SOFR + 2.25%)	6.82%	02/06/2031		12,429	12,508,436
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	01/27/2029		9,885	9,954,456
GVC Finance LLC, Term Loan B (6 mo. Term SOFR + 2.75%)	8.01%	10/31/2029		15,020	15,107,269
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	08/02/2028		5,709	5,739,206
Penn Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 2.85%)	7.42%	05/03/2029		7,728	7,762,107
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	7.94%	12/14/2029		6,236	6,271,420
					74,536,320
Nonferrous Metals & Minerals–0.99%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	05/14/2029		2,936	2,957,157
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	8.85%	07/31/2026		14,836	14,836,192
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 4.85%)	9.36%	07/19/2025		5,020	4,957,198
First Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.86%	10/22/2025		2,999	2,811,205
Term Loan(e)	–	05/30/2030		3,720	3,664,241
					29,225,993
Oil & Gas–2.74%
EPIC Crude Services L.P., Term Loan B (3 mo. Term SOFR + 3.00%)	7.66%	10/10/2031		4,305	4,340,991
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/11/2030	$4,176	$4,196,932
McDermott International Ltd.
LOC(d)(f)	0.00%	12/31/2026	5,184	5,054,441
LOC (3 mo. Term SOFR + 5.01%)(d)	10.31%	12/31/2026	1,354	1,320,135
LOC(f)	0.00%	06/30/2027	9,674	6,771,524
LOC (3 mo. Term SOFR + 4.26%)(d)	8.85%	06/30/2027	5,868	3,432,914
PIK Term Loan, 3.00% PIK Rate, 11.69% Cash Rate(h)	3.00%	12/31/2027	4,823	1,934,996
Term Loan (3 mo. Term SOFR + 7.76%)(d)	12.70%	12/31/2026	4,638	5,078,919
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	06/30/2027	725	369,820
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.33%	02/28/2030	4,726	4,702,644
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.00%)	7.60%	03/26/2031	8,350	8,418,395
Planet US Buyer LLC (Wood Mackenzie), Term Loan (3 mo. Term SOFR + 3.50%)	8.02%	02/07/2031	5,730	5,746,871
Prairie ECI Acquiror L.P., Term Loan B-2 (1 mo. Term SOFR + 4.75%)	9.32%	08/01/2029	5,410	5,458,894
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.50%)	7.99%	09/12/2031	8,026	8,094,761
Rockwood Service Corp., Term loan B (1 mo. Term SOFR + 3.50%)	8.07%	07/30/2031	1,457	1,470,951
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)(d)	8.82%	09/25/2030	10,911	10,924,959
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	11/17/2028	3,096	3,122,738
				80,440,885
Publishing–2.56%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)(d)	7.32%	08/12/2028	1,037	1,043,351
Cengage Learning, Inc.
Term Loan B (1 mo. Term SOFR + 5.00%)	7.89%	03/22/2031	15,843	15,935,796
Term Loan B (1 mo. Term SOFR + 3.50%)	10.25%	03/22/2031	381	382,698
Century DE Buyer LLC (Simon & Schuster), Term Loan (1 mo. Term SOFR + 3.93%)	8.60%	10/30/2030	4,202	4,236,981
Dotdash Meredith, Inc., Term Loan B (3 mo. Term SOFR + 3.58%)	8.17%	12/01/2028	17,514	17,666,822
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	04/09/2029	11,658	11,479,301
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.07%	04/08/2030	8,093	7,992,178
McGraw-Hill Education, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/06/2031	12,446	12,613,992
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	05/03/2028	3,971	3,981,962
				75,333,081
Radio & Television–0.73%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	7.94%	05/01/2026	3,221	2,822,504
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	05/01/2026	11,359	9,935,413
Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.11%)	7.69%	04/01/2028	1,105	887,810
Univision Communications, Inc., Incremental Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	01/31/2029	7,745	7,776,928
				21,422,655
Retailers (except Food & Drug)–1.23%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	7.85%	10/28/2030	8,048	8,118,951
Term Loan B-5 (3 mo. Term SOFR + 3.00%)	7.60%	07/01/2031	5,744	5,797,506
Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.86%)	8.44%	03/06/2028	11,219	11,296,777
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	11/08/2027	7,405	7,467,950
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.39%	04/26/2028	3,420	3,432,350
				36,113,534
Surface Transport–0.92%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	7.70%	07/21/2028	12,146	12,221,074
Term Loan B (3 mo. Term SOFR + 3.26%)	7.87%	07/21/2028	1,757	1,767,790
Term Loan C (3 mo. Term SOFR + 3.26%)	7.87%	07/21/2028	537	540,103
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan (6 mo. EURIBOR + 8.00%)	10.91%	06/30/2027	EUR	487	$506,978
Term Loan A (3 mo. EURIBOR + 8.50%) (Acquired 02/23/2024-09/30/2024; Cost $13,009,659)(g)	14.77%	02/22/2029	EUR	26,924	825,824
Term Loan B-2 (3 mo. EURIBOR + 7.00%) (Acquired 02/23/2024-08/23/2024; Cost $5,853,102)(g)	9.91%	09/30/2027	EUR	5,744	2,337,154
PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.26%)(d)	8.85%	03/31/2028		$2,573	2,418,193
STG Distribution LLC
Term Loan (1 mo. Term SOFR + 7.60%)	12.26%	10/03/2029		6,485	3,501,947
Term Loan (1 mo. Term SOFR + 8.35%)(d)	13.01%	10/03/2029		2,941	2,900,961
					27,020,024
Telecommunications–4.63%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.07%	08/01/2028		8,297	7,083,527
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	8.60%	12/17/2027		17,119	17,270,159
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.57%	01/30/2031		13,567	13,766,525
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	12/01/2027		683	690,047
II-VI, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.50%)	7.07%	07/02/2029		4,808	4,843,055
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.07%	09/27/2029		20,165	17,576,988
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	09/20/2030		1,760	1,758,481
Level 3 Financing, Inc.
Term Loan B-1(e)	–	04/13/2029		3,559	3,642,763
Term Loan B-2(e)	–	04/15/2030		8,821	9,031,700
Lumen Technologies, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.46%)	7.04%	04/15/2029		1,815	1,688,691
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	7.11%	08/13/2031		309	311,614
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	9.41%	11/30/2025		358	13,686
Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	13.66%	11/30/2026		923	36,364
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	11.39%	10/18/2027		23,470	1,166,248
Term Loan (3 mo. Term SOFR + 6.54%)	11.13%	10/18/2027		10,635	6,797,582
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.94%	10/18/2027		8,152	279,202
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	7.53%	12/07/2026		12,567	6,555,520
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.07%	03/02/2029		9,998	8,785,604
Term Loan B (1 mo. Term SOFR + 4.61%)	9.24%	05/30/2030		3,701	3,243,309
Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%)(d)	7.74%	05/11/2029		5,773	5,801,969
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%)(d)	9.51%	09/25/2031		10,155	10,307,226
Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	03/09/2027		4,940	4,767,529
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	03/09/2027		11,073	10,618,942
					136,036,731
Utilities–3.09%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	09/30/2031		6,813	6,873,398
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.92%	01/27/2031		3,977	3,996,780
Cornerstone Generation LLC, Term Loan B(e)	–	10/28/2031		9,028	9,109,341
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	04/03/2028		5,094	5,117,179
Edgewater Generation, Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	08/01/2030		5,839	5,927,244
Frontera Generation Holdings LLC
First Lien Term Loan (3 mo. Term SOFR + 13.26%) (Acquired 07/28/2021; Cost $4,144,155)(d)(g)	17.87%	07/28/2026		4,165	5,872,621
Second Lien Term Loan (3 mo. Term SOFR + 1.76%) (Acquired 07/28/2021; Cost $2,557,032)(g)	6.37%	07/28/2028		4,043	3,850,559
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/22/2031		2,501	2,526,024
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 11/28/2022-10/23/2024; Cost $5,669,020)(g)	8.78%	08/14/2026		6,181	6,102,679
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.74%	08/16/2031		11,810	11,927,687
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027	$16,550	$16,780,525
Term Loan C (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027	933	945,964
Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	7,242	7,297,163
Term Loan C (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	4,504	4,537,687
				90,864,851
Total Variable Rate Senior Loan Interests (Cost $2,607,449,069)				2,489,294,466
			Shares
Common Stocks & Other Equity Interests–5.63%
Automotive–0.01%
Cabonline, Class D (Acquired 10/30/2023; Cost $271,002) (Sweden)(d)(g)			301,850,286	373,918
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(d)(g)			10,623,352	980
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(d)(g)			9,066,619	420
				375,318
Business Equipment & Services–1.92%
Bloom Parent, Inc.(d)			3,285	3,123,125
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,930,896)(d)(g)			443,661	14,609,757
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $14,582,747)(d)(g)(i)			162,068	38,748,873
				56,481,755
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(d)			92,541	0
Containers & Glass Products–0.47%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $3,769,108)(d)(g)(i)			864,916	13,830,007
Electronics & Electrical–0.11%
Internap Holding LLC (Acquired 02/06/2018-02/10/2023; Cost $7,928,094)(d)(g)(i)			2,996,076	3,145,880
Sandvine Corp.(d)			30,037	0
				3,145,880
Forest Products–0.74%
Restoration Forest Products Group LLC(d)(i)			155,608	21,707,253
Home Furnishings–0.08%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $53,939)(g)			347,996	2,522,971
Industrial Equipment–0.04%
North American Lifting Holdings, Inc.(i)			679,193	1,061,239
Leisure Goods, Activities & Movies–0.50%
Crown Finance US, Inc.			629,533	14,610,203
Crown Finance US, Inc.			3,275	76,006
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)			9,989	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)			4,919,597	5
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)			3,062,309	3
Vue International Bidco PLC, Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)			2,134,862	3
				14,686,220
Nonferrous Metals & Minerals–0.88%
ACNR Holdings, Inc.			335,868	25,987,787
Oil & Gas–0.49%
McDermott International Ltd.(d)			1,853,702	253,938
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

			Shares	Value
Oil & Gas–(continued)
Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(d)(g)(j)			18,025	$1,622
Seadrill Ltd. (Norway)(j)			1	41
Talos Energy, Inc.(j)			593,532	6,677,235
Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(g)(i)			5,811,199	7,409,279
				14,342,115
Surface Transport–0.22%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(d)(g)			35,397	3,040,248
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-10/30/2024; Cost $187,716)(d)(g)			400,460	250,288
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(d)(g)			37,211	3,196,053
Hurtigruten (Explorer II AS), Wts. (Acquired 02/23/2024-10/31/2024; Cost $0) (Norway)(d)(g)			12,745,917	13
				6,486,602
Telecommunications–0.07%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,295,205)(g)			286,347	1,682,289
Avaya, Inc. (Acquired 05/01/2023; Cost $778,995)(g)			51,933	305,106
				1,987,395
Utilities–0.10%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(d)(g)(i)			295,967	2,950,791
Total Common Stocks & Other Equity Interests (Cost $165,677,642)				165,565,333
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.49%
Aerospace & Defense–0.31%
Castlelake Aviation Finance DAC (k)	5.00%	04/15/2027	$2,000	2,014,938
Rand Parent LLC(k)	8.50%	02/15/2030	7,113	7,212,724
				9,227,662
Building & Development–0.59%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026	4,527	4,507,419
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	4.50%	04/01/2027	8,160	7,861,276
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(k)	6.75%	04/01/2032	911	927,945
Signal Parent, Inc.(k)	6.13%	04/01/2029	6,686	4,093,967
				17,390,607
Business Equipment & Services–0.66%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (k)	9.00%	08/01/2029	10,162	9,940,976
Allied Universal Holdco LLC(k)	7.88%	02/15/2031	6,739	6,906,767
Boost Newco Borrower LLC(k)	7.50%	01/15/2031	2,313	2,445,054
				19,292,797
Cable & Satellite Television–0.84%
Altice Financing S.A. (Luxembourg) (k)	5.75%	08/15/2029	1,414	1,072,664
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	18,761	14,992,918
Altice France S.A. (France)(k)	5.50%	10/15/2029	6,838	5,264,492
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	3,741	3,306,697
				24,636,771
Chemicals & Plastics–0.70%
INEOS Finance PLC (Luxembourg) (k)	7.50%	04/15/2029	3,623	3,752,902
INEOS Quattro Finance 2 PLC (United Kingdom)(k)	9.63%	03/15/2029	1,889	2,010,971
SK Invictus Intermediate II S.a.r.l.(k)	5.00%	10/30/2029	13,605	12,874,193
Windsor Holdings III LLC(k)	8.50%	06/15/2030	1,984	2,110,260
				20,748,326
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–0.15%
Sigma Holdco B.V. (Netherlands) (k)	7.88%	05/15/2026		$200	$198,953
Viking Baked Goods Acquisition Corp.(k)	8.63%	11/01/2031		4,187	4,119,287
					4,318,240
Health Care–0.12%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (h)(k)	1.25%	10/31/2028		2,220	2,236,234
Raven Acquisition Holdings LLC(k)	6.88%	11/15/2031		1,238	1,241,316
					3,477,550
Industrial Equipment–0.10%
Arsenal AIC Parent LLC (k)	8.00%	10/01/2030		163	171,705
Chart Industries, Inc.(k)	7.50%	01/01/2030		669	699,713
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(k)	6.63%	12/15/2030		1,966	1,990,184
					2,861,602
Insurance–0.44%
Acrisure LLC/Acrisure Finance, Inc. (k)	7.50%	11/06/2030		1,970	2,011,644
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(k)	7.00%	01/15/2031		3,408	3,463,845
HUB International Ltd.(k)	7.25%	06/15/2030		1,857	1,928,198
Panther Escrow Issuer LLC(k)	7.13%	06/01/2031		5,520	5,659,175
					13,062,862
Lodging & Casinos–0.11%
Caesars Entertainment, Inc. (k)	7.00%	02/15/2030		1,140	1,176,625
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(k)	6.63%	01/15/2032		2,171	2,198,509
					3,375,134
Publishing–0.02%
McGraw-Hill Education, Inc. (k)	7.38%	09/01/2031		660	684,127
Radio & Television–0.04%
Univision Communications, Inc. (k)	8.50%	07/31/2031		1,127	1,118,922
Retailers (except Food & Drug)–0.10%
Evergreen Acqco 1 L.P./TVI, Inc. (k)	9.75%	04/26/2028		2,686	2,835,618
Telecommunications–0.31%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (k)	9.00%	09/15/2029		2,209	2,041,389
Windstream Services LLC/Windstream Escrow Finance Corp.(k)	8.25%	10/01/2031		3,000	3,134,521
Windstream Services LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		3,818	3,851,201
					9,027,111
Total U.S. Dollar Denominated Bonds & Notes (Cost $135,424,837)					132,057,329
Non-U.S. Dollar Denominated Bonds & Notes–3.28%(l)
Air Transport–0.15%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(m)	7.95%	04/22/2030	EUR	4,174	4,463,638
Automotive–0.34%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $794,523)(g)(k)	14.00%	03/19/2026	SEK	9,067	819,483
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,724,562)(g)(k)(n)	13.16%	04/19/2026	SEK	35,057	1,608,410
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(g)(k)	14.00%	03/19/2026	SEK	18,133	1,626,462
Constellation Automotive Financing PLC (United Kingdom)(k)	4.88%	07/15/2027	GBP	5,101	5,875,852
					9,930,207
Building & Development–0.00%
Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0)(d)(g)(o)	0.00%	09/05/2029	EUR	2	2,118
Business Equipment & Services–0.04%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(m)	7.30%	05/17/2031	EUR	1,136	1,214,048
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–0.08%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	3,744	$2,348,660
Electronics & Electrical–0.14%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(m)	8.73%	02/15/2029	EUR	4,000	4,109,932
Financial Intermediaries–1.44%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(k)(m)	10.56%	07/15/2030	EUR	1,000	550,778
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(k)(m)	10.56%	07/15/2030	EUR	13,583	7,481,216
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020-08/09/2022; Cost $2,112,125)(g)(k)	6.75%	11/01/2025	EUR	2,100	1,364,792
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 03/22/2022-05/10/2022; Cost $9,897,868)(g)(k)(m)	9.31%	05/01/2026	EUR	9,341	6,107,741
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 06/30/2022-11/14/2023; Cost $3,871,922)(g)(k)	6.75%	11/01/2025	EUR	4,000	2,599,604
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(k)(m)	8.37%	12/15/2029	EUR	9,600	9,891,176
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	7.65%	11/15/2027	EUR	13,680	14,419,109
					42,414,416
Food Service–0.17%
Selecta Group B.V. 10.00% PIK Rate (Switzerland)(h)(k)	10.00%	07/01/2026	EUR	7,591	4,812,555
Health Care–0.04%
APCOA Group GmbH (Germany) (3 mo. EURIBOR + 4.13%)(k)(m)	7.37%	04/15/2031	EUR	1,000	1,061,866
Home Furnishings–0.57%
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	14,141	16,666,689
Surface Transport–0.31%
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	9,042	8,485,479
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	752	705,715
					9,191,194
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $125,062,583)					96,215,323
			Shares
Preferred Stocks–0.77%
Oil & Gas–0.04%
McDermott International Ltd., Pfd.(d)				4,611	1,152,805
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(d)(g)(i)				11,609,067	68,493
					1,221,298
Surface Transport–0.73%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(d)(g)				142,554	12,571,837
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(d)(g)				100,115	8,829,142
					21,400,979
Total Preferred Stocks (Cost $17,377,252)					22,622,277
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.31%
Structured Products–0.31%
CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. Term SOFR + 7.26%) (k)(m)	11.91%	01/17/2035		$1,250	1,235,452
Empower CLO Ltd., Series 2023-1A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.22%)(k)(m)	12.85%	04/25/2036		3,500	3,575,859
Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(k)(m)	12.91%	07/15/2036		2,000	2,050,296
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. Term SOFR + 6.21%)(k)(m)	10.84%	10/25/2031		2,200	2,208,378
Total Asset-Backed Securities (Cost $8,765,692)					9,069,985
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Shares	Value
Money Market Funds–1.36%
Invesco Government & Agency Portfolio,Institutional Class, 4.57%(i)(p)	23,998,566	$23,998,566
Invesco Treasury Portfolio,Institutional Class, 4.53%(i)(p)	15,997,145	15,997,145
Total Money Market Funds (Cost $39,995,711)		39,995,711
TOTAL INVESTMENTS IN SECURITIES–100.51% (Cost $3,099,752,786)		2,954,820,424
OTHER ASSETS LESS LIABILITIES–(0.51)%		(14,864,659)
NET ASSETS–100.00%		$2,939,955,765
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2024, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Restricted security. The aggregate value of these securities at November 30, 2024 was $240,900,004, which represented 8.19% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$45,562,551	$104,238,690	$(125,802,675)	$-	$-	$23,998,566	$154,112
Invesco Treasury Portfolio, Institutional Class	30,373,136	69,492,460	(83,868,451)	-	-	15,997,145	265,794
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Income
Investments in Other Affiliates:
Commercial Barge Line Co., Wts., expiring 04/27/2045*	$3,514,207	$-	$-	$(318,154)	$-	$3,196,053	$-
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045*	9,748,198	-	-	(919,056)	-	8,829,142	62,572
Frontera Generation Holdings LLC	2,950,791	-	-	-	-	2,950,791	-
HGIM Corp.	4,677,040	-	(6,430,930)	5,400,410	(3,646,520)	-	-
Hurtigruten (Explorer II AS), Wts.*	2	-	-	11	-	13	-
Internap Holding LLC	3,145,880	-	-	-	-	3,145,880	-
Libbey Glass LLC	13,051,583	-	-	778,424	-	13,830,007	-
My Alarm Center LLC, Class A	38,235,117	-	-	513,756	-	38,748,873	-
North American Lifting Holdings, Inc.	1,103,689	-	-	(42,450)	-	1,061,239	-
Restoration Forest Products Group LLC	21,102,429	604,841	-	(17)	-	21,707,253	-
Southcross Energy Partners L.P.	3	-	-	29,026,221	(29,026,224)	-	-
Southcross Energy Partners L.P., Series A, Pfd.	68,493	-	-	-	-	68,493	-
Tribune Resources LLC	7,891,608	-	-	(482,329)	-	7,409,279	-
Total	$181,424,727	$174,335,991	$(216,102,056)	$33,956,816	$(32,672,744)	$140,942,734	$482,478

*	At August 31, 2024, this security was not considered as an affiliate of the Fund.

(j)	Non-income producing security.
(k)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2024 was $232,876,881, which represented 7.92% of the Fund’s Net Assets.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.

(o)	Zero coupon bond issued at a discount.
(p)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/27/2024	Bank of New York Mellon (The)	USD	85,591,759	EUR	81,229,722	$338,613
12/27/2024	Barclays Bank PLC	EUR	81,396,817	USD	88,268,600	2,161,464
12/27/2024	Barclays Bank PLC	GBP	11,983,113	USD	15,553,906	306,203
01/27/2025	Barclays Bank PLC	USD	3,687,274	EUR	3,500,000	20,365
12/27/2024	BNP Paribas S.A.	EUR	86,145,479	USD	93,480,765	2,350,169
12/27/2024	BNP Paribas S.A.	GBP	11,983,113	USD	15,552,952	305,249
12/27/2024	BNP Paribas S.A.	SEK	60,109,530	USD	5,713,644	189,880
12/27/2024	BNP Paribas S.A.	USD	15,255,291	GBP	12,063,302	94,447
12/27/2024	Canadian Imperial Bank of Commerce	EUR	3,500,000	USD	3,794,273	91,733
12/27/2024	Canadian Imperial Bank of Commerce	USD	15,257,862	GBP	12,063,302	91,876
12/27/2024	Citibank, N.A.	USD	4,528,652	SEK	49,918,426	58,601
12/27/2024	Morgan Stanley and Co. International PLC	USD	84,245,455	EUR	80,017,338	402,374
12/27/2024	Royal Bank of Canada	GBP	13,553,424	USD	17,590,690	344,872
12/27/2024	Royal Bank of Canada	USD	85,656,742	EUR	81,229,722	273,629
12/27/2024	Royal Bank of Canada	USD	15,990,368	GBP	12,643,046	97,055
12/27/2024	State Street Bank & Trust Co.	EUR	78,569,496	USD	85,208,226	2,092,024
12/27/2024	State Street Bank & Trust Co.	USD	856,059	SEK	9,369,295	4,932
Subtotal—Appreciation						9,223,486
Currency Risk
01/27/2025	Bank of New York Mellon (The)	EUR	81,229,722	USD	85,721,726	(326,973)
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/27/2024	Barclays Bank PLC	USD	77,630	SEK	821,809	$(2,110)
12/27/2024	BNP Paribas S.A.	USD	146,188	EUR	135,008	(3,367)
01/27/2025	BNP Paribas S.A.	GBP	12,063,302	USD	15,253,564	(94,182)
01/27/2025	Canadian Imperial Bank of Commerce	GBP	12,365,118	USD	15,637,638	(94,100)
12/27/2024	Citibank, N.A.	USD	4,840,386	EUR	4,500,000	(79,977)
01/27/2025	Citibank, N.A.	SEK	50,011,066	USD	4,545,931	(58,233)
12/27/2024	Morgan Stanley and Co. International PLC	USD	2,652,701	EUR	2,500,000	(8,029)
01/27/2025	Morgan Stanley and Co. International PLC	EUR	80,017,339	USD	84,373,483	(390,908)
01/27/2025	Royal Bank of Canada	EUR	81,229,723	USD	85,786,710	(261,989)
01/27/2025	Royal Bank of Canada	GBP	12,643,046	USD	15,988,611	(96,725)
12/27/2024	State Street Bank & Trust Co.	USD	967,205	GBP	750,000	(12,880)
01/27/2025	State Street Bank & Trust Co.	EUR	1,220,463	USD	1,288,663	(4,204)
Subtotal—Depreciation						(1,433,677)
Total Forward Foreign Currency Contracts						$7,789,809

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,272,461,368	$216,833,098	$2,489,294,466
Common Stocks & Other Equity Interests	6,677,276	53,654,880	105,233,177	165,565,333
U.S. Dollar Denominated Bonds & Notes	—	132,057,329	—	132,057,329
Non-U.S. Dollar Denominated Bonds & Notes	—	96,213,205	2,118	96,215,323
Preferred Stocks	—	—	22,622,277	22,622,277
Asset-Backed Securities	—	9,069,985	—	9,069,985
Money Market Funds	39,995,711	—	—	39,995,711
Total Investments in Securities	46,672,987	2,563,456,767	344,690,670	2,954,820,424
Other Investments - Assets*
Investments Matured	—	4,616,675	—	4,616,675
Forward Foreign Currency Contracts	—	9,223,486	—	9,223,486
	—	13,840,161	—	13,840,161
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,433,677)	—	(1,433,677)
Total Other Investments	—	12,406,484	—	12,406,484
Total Investments	$46,672,987	$2,575,863,251	$344,690,670	$2,967,226,908

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2024:
	Value 08/31/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 11/30/24
Variable Rate Senior Loan Interests	$190,816,267	$64,458,137	$(24,269,886)	$402,823	$(12,941,558)	$(2,884,542)	$59,454,989	$(58,203,132)	$216,833,098
Common Stocks & Other Equity Interests	94,334,116	667,413	(6,430,933)	—	(32,672,743)	39,907,528	9,427,796	—	105,233,177
Preferred Stocks	24,849,978	—	—	—	—	(2,227,701)	—	—	22,622,277
Non-U.S. Dollar Denominated Bonds & Notes	221,602	—	(219,387)	—	219,386	(219,483)	—	—	2,118
Total	$310,221,963	$65,125,550	$(30,920,206)	$402,823	$(45,394,915)	$34,575,802	$68,882,785	$(58,203,132)	$344,690,670
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$216,833,098	Discounted Cash Flow Model	Discount Rate	10.66%	-
		Third-Party Pricing	Broker Quote	100.125% of Par	-
Common Stocks & Other Equity Interests	114,062,319	Comparable Companies	EBITDA Multiple	5.5x	-
		Discounted Cash Flow Model	Discount Rate	10.7%	-
			EBITDA Multiple	8.4x	-
Preferred Stocks	13,793,135	Comparable Companies	EBITDA Multiple	8.75x	-
Non-U.S. Dollar Denominated Bonds & Notes	2,118	Expected Recovery	Anticipated Proceeds	100% of Par	-
Invesco Senior Floating Rate Fund